Phoenix Small-Cap Opportunity Fund,

a series of Phoenix Insight Funds Trust

Supplement dated August 6, 2008 to the

Class A, C and I Shares Prospectus dated May 1, 2008,

as supplemented July 2, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table is being modified to reflect a recent change to the transfer agent fees.

On pages 22 through 24, under the heading “Fund Fees and Expenses,” the information for the Small-Cap Opportunity Fund contained in the “Annual Fund Operating Expenses” portion of the fee tables is revised and footnote (k) is added as follows:

	Class A Shares		Class C Shares		Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%		1.00%		None
Shareholder Servicing Fees	None		None		0.05%	(j)
Other Expenses	0.28%	(k)	0.28%	(k)	0.28%	(k)

Total Annual Fund Operating Expenses	1.28%		2.03%		1.03%

(k)	Restated to reflect current fee structure.

Additionally, the information for the Small-Cap Opportunity Fund in the first set of example tables on page 22 through 25 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$698	$958	$1,237	$2,031
Class C	$306	$637	$1,093	$2,358
Class I	$105	$328	$569	$1,259

The information for the Small-Cap Opportunity Fund in the example table on page 24 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$206	$637	$1,093	$2,358

Investors should retain this supplement with the Prospectus for future reference.

PXP 4491/SCOpps ExpTables (08/08)

Phoenix Equity Trust

Phoenix Insight Funds Trust

Phoenix Institutional Mutual Funds

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the Statement of Additional Information (“SAI”) for Phoenix Equity Trust dated June 6, 2008, Phoenix Insight Funds Trust dated May 1, 2008, Phoenix Institutional Mutual Funds dated May 1, 2008, and Phoenix Opportunities Trust dated January 31, 2008.

IMPORTANT NOTICE TO INVESTORS

Add an additional category to the end of the “Non-Public Portfolio Holdings Information Table” section of the SAI as follows:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

TV Financial Markets Talk Shows	CNBC	For Diversifier PHOLIO: coincident to periodic appearance; for all other funds: monthly for holdings over 1% of issuer equity, in aggregate.*

*	A portfolio manager may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

Investors should retain this supplement with the SAI for future reference.

PXP 5173/SAIPortHoldDisc (08/08)